SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Other) (Detail) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended
	Aug. 10, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020
Unusual or Infrequent Item, or Both [Line Items]
Rent deferral request granted		$ 1,200	$ 1,200	$ 1,200
Allowance increase		1,200
Granted rent abatements		750	750	750
Rent deferral due to lease term adjustment		$ 74	$ 74	$ 74
Subsequent event
Unusual or Infrequent Item, or Both [Line Items]
Percent of rental payments collected	80.00%
Minimum
Unusual or Infrequent Item, or Both [Line Items]
Lease amendment extension term			12 months	12 months
Maximum
Unusual or Infrequent Item, or Both [Line Items]
Lease amendment extension term			60 months	60 months